OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
OTHER CURRENT ASSETS
Advances to staff for business use	¥ 1,756		¥ 680
Rental receivable			7,663
Receivable from third party	9,823		1,300
Others	618		3,354
Other Assets, Current	¥ 12,197	$ 1,699	¥ 12,997